Award Timing Disclosure	12 Months Ended
Dec. 31, 2024
Award Timing Disclosures [Line Items]
Award Timing MNPI Disclosure	Although we have not adopted a formal policy regarding the timing of equity award grants, including stock option grants, the Company-wide annual equity grants are made on a predetermined schedule. We generally grant long-term equity incentive awards to our executive officers and certain employees on a regular and predictable cycle, and we have historically granted such awards in early April. The exercise price of each of our stock option grants is the market closing price on the effective grant date. Our Compensation Committee does not grant such awards based on knowledge of material nonpublic information. Equity-based awards are occasionally granted at other times during the year, such as upon the hiring of a new employee, following the promotion of an employee or for key employee retention purposes.
Award Timing Method	Although we have not adopted a formal policy regarding the timing of equity award grants, including stock option grants, the Company-wide annual equity grants are made on a predetermined schedule. We generally grant long-term equity incentive awards to our executive officers and certain employees on a regular and predictable cycle, and we have historically granted such awards in early April. The exercise price of each of our stock option grants is the market closing price on the effective grant date. Our Compensation Committee does not grant such awards based on knowledge of material nonpublic information. Equity-based awards are occasionally granted at other times during the year, such as upon the hiring of a new employee, following the promotion of an employee or for key employee retention purposes.
Award Timing Predetermined	true
Award Timing MNPI Considered	true
Award Timing, How MNPI Considered	Our Compensation Committee does not grant such awards based on knowledge of material nonpublic information. Equity-based awards are occasionally granted at other times during the year, such as upon the hiring of a new employee, following the promotion of an employee or for key employee retention purposes.
MNPI Disclosure Timed for Compensation Value	false